ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

BCD Semiconductor Manufacturing Limited (“BCD”) was incorporated in September 2000 and reincorporated in the Cayman Islands in April 2004. BCD and its subsidiaries (collectively, the “Company”) specialize in the design, manufacture and sale of a broad range of power management semiconductors. Manufacturing, research and development activities as well as portion of selling and marketing activities are primarily performed by the subsidiaries located in the People’s Republic of China (“PRC”). Subsidiaries located in Taiwan, Hong Kong and the United States of America and an office in South Korea primarily perform selling, marketing activities and logistics services.

Prior to 2009, BCD had established two subsidiaries in PRC: Shanghai SIM-BCD Semiconductor Manufacturing Co., Ltd. (“SIM-BCD”) and BCD (Shanghai) Semiconductor Manufacturing Limited (“BCD Shanghai”). SIM-BCD is the primary manufacturing subsidiary that conducts technology development and process engineering activities. BCD Shanghai is located in ZiZhu Science-based Industrial Park in Shanghai (“ZiZhu Science Park”) and has had no operation since its inception in 2005.

In November 2009, the Company established BCD Shanghai Micro-Electronics Limited (“BCD (Shanghai) ME”) in order to effect changes in agreements with government entities including the ZiZhu Science Park. In August 2010, the Company filed documents with the relevant PRC authorities to dissolve BCD Shanghai; the dissolution of BCD Shanghai is near completion, pending approval by the State Administration of Foreign Exchange. (See Note 15)

In June 2011, the Company acquired 100% of Auramicro Corporation for approximately $4.9 million in cash. (See Note 4)